GOODWILL - Summary of Carrying Value of Goodwill (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
GOODWILL
Beginning balance	¥ 4,625,115
Disposal of a subsidiary	(15,268)
Adjustments to fair values of preliminary purchase price allocation	(4,123)
Ending balance	4,605,724	$ 667,767
Cloud service and solutions
GOODWILL
Beginning balance	3,669,031
Disposal of a subsidiary	(15,268)
Adjustments to fair values of preliminary purchase price allocation	(3,259)
Ending balance	3,650,504	529,273
Cloud-based digital solutions and services
GOODWILL
Beginning balance	956,084
Adjustments to fair values of preliminary purchase price allocation	(864)
Ending balance	¥ 955,220	$ 138,494